Stockholders' equity	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Stockholders' equity
Note 19 – Stockholders’ equity

a)	Capital

Capital is represented by 9,804,135,348 book-entry shares with no par value, of which 4,958,290,359 are common shares and 4,845,844,989 are preferred shares with no voting rights, but with tag-along rights in a public offering of shares, in an eventual transfer of control, assuring them a price equal to eighty per cent (80%) of the amount paid per voting share in the controlling block, and a dividend at least equal to that of the common shares.

The breakdown and change in shares of paid-in capital in the beginning and end of the period are shown below:

	12/31/2020
	Number
	Common	Preferred	Total	Amount
Residents in Brazil at 12/31/2019	4,931,023,416	1,665,657,332	6,596,680,748	65,366
Residents abroad at 12/31/2019	27,266,943	3,180,187,657	3,207,454,600	31,782

Shares of capital stock at 12/31/2019	4,958,290,359	4,845,844,989	9,804,135,348	97,148
Shares of capital stock at 12/31/2020	4,958,290,359	4,845,844,989	9,804,135,348	97,148

Residents in Brazil at 12/31/2020	4,929,824,281	1,820,159,657	6,749,983,938	66,885
Residents abroad at 12/31/2020	28,466,078	3,025,685,332	3,054,151,410	30,263
Treasury shares at 12/31/2019 (1)	—	58,533,585	58,533,585	(1,274)
Result from delivery of treasury shares	—	(16,855,133)	(16,855,133)	367
Treasury shares at 12/31/2020 (1)	—	41,678,452	41,678,452	(907)

Outstanding shares at 12/31/2020	4,958,290,359	4,804,166,537	9,762,456,896
Outstanding shares at 12/31/2019	4,958,290,359	4,787,311,404	9,745,601,763

	12/31/2019
	Number
	Common	Preferred	Total	Amount
Residents in Brazil at 12/31/2018	4,928,076,320	1,609,055,166	6,537,131,486	64,776
Residents abroad at 12/31/2018	30,214,039	3,236,789,823	3,267,003,862	32,372

Shares of capital stock at 12/31/2018	4,958,290,359	4,845,844,989	9,804,135,348	97,148
Shares of capital stock at 12/31/2019	4,958,290,359	4,845,844,989	9,804,135,348	97,148

Residents in Brazil at 12/31/2019	4,931,023,416	1,665,657,332	6,596,680,748	65,366
Residents abroad at 12/31/2019	27,266,943	3,180,187,657	3,207,454,600	31,782
Treasury shares at 12/31/2018 (1)	—	83,614,426	83,614,426	(1,820)
Result from delivery of treasury shares	—	(25,080,841)	(25,080,841)	546
Treasury shares at 12/31/2019 (1)	—	58,533,585	58,533,585	(1,274)

Outstanding shares at 12/31/2019	4,958,290,359	4,787,311,404	9,745,601,763
Outstanding shares at 12/31/2018	4,958,290,359	4,762,230,563	9,720,520,922

(1)	Own shares, purchased based on authorization of the Board of Directors, to be held in Treasury for subsequent cancellation of replacement in the market.

Below is the average cost of treasury shares and their market price in reais. In 2020, there was none acquisition of treasury shares.

	12/31/2020
Cost / market value	Common	Preferred
Average cost	—	21.76
Market value at 12/31/2020	27.93	31.63

	12/31/2019
Cost / market value	Common	Preferred
Average cost	—	21.76
Market value at 12/31/2019	32.03	37.10

b)	Dividends

Shareholders are entitled to a mandatory minimum dividend in each fiscal year, corresponding to 25% of adjusted net income, as set forth in the Bylaws. Common and preferred shares participate equally in income distributed, after common shares have received dividends equal to the minimum annual priority dividend payable to preferred shares (R$ 0.022 non-cumulative per share).

ITAÚ UNIBANCO HOLDING monthly advances the mandatory minimum dividend, using the share position of the last day of the previous month as the calculation basis, and the payment made on the first business day of the subsequent month in the amount of R$ 0.015 per share.

l - Calculation of dividends and interest on capital

	12/31/2020	12/31/2019	12/31/2018
Statutory net income	18,961	26,712	21,945
Adjustments:
(-) Legal reserve - 5%	(948)	(1,336)	(1,097)
Dividend calculation basis	18,013	25,376	20,848
Minimun mandatory dividend - 25%	4,503	6,344	5,212
Dividends and Interest on Capital Paid / Accrued	4,503	18,777	22,437

ll - Stockholders’ compensation

	12/31/2020
	Gross value per share (R$)	Value	WHT (With holding tax)	Net
Paid / Prepaid		2,127	(78)	2,049
Dividends - 11 monthly installments paid from February to December 2020	0.0150	1,610	—	1,610
Interest on capital - paid on 08/26/2020	0.0450	517	(78)	439
Accrued (Recorded in Other Liabilities)		2,861	(407)	2,454
Dividends - 1 monthly installment paid on 01/04/2021	0.0150	146	—	146
Interest on capital - credited on December 17, 2020 to be paid until April 30, 2021	0.0544	624	(93)	531
Interest on capital - credited on January 28, 2021 to be paid until April 30, 2021	0.0426	490	(74)	416
Dividends or Interest on capital	0.1394	1,601	(240)	1,361
Total from 01/01 to 12/31/2020		4,988	(485)	4,503

	12/31/2019
	Gross value per share (R$)	Value	WHT (With holding tax)	Net
Paid / Prepaid		9,274	—	9,274
Dividends - 11 monthly installments paid from February to December 2019	0.0150	1,606	—	1,606
Dividends - paid on 08/23/2019	0.7869	7,668	—	7,668
Accrued (Recorded in Other Liabilities)		512	(55)	457
Dividends - 1 monthly installment paid on 01/02/2020	0.0150	146	—	146
Interest on capital - credited on December 19, 2019 to be paid until April 30, 2020	0.0376	366	(55)	311
Identified in Profit Reserves In Stockholders’ Equity	1.0067	9,811	(765)	9,046
Total from 01/01 to 12/31/2019		19,597	(820)	18,777

	12/31/2018
	Gross value per share (R$)	Gross	WHT (With holding tax)	Net
Paid / prepaid		5,921	(122)	5,799
Dividends - 11 monthly installments from February to December 2018	0.0150	1,069	—	1,069
Dividends - paid on 08/30/2018	0.6240	4,041	—	4,041
Interest on capital - paid on 08/30/2018	0.1252	811	(122)	689
Accrued (Recorded in Other Liabilities)		248	(15)	233
Dividends - 1 monthly installment paid on 01/02/2019	0.0150	145	—	145
Interest on capital - credited on December 27, 2018 to be paid until April 30, 2019	0.0106	103	(15)	88
Identified in Profit Reserves In Stockholders’ Equity	1.8001	17,498	(1,093)	16,405
Total from 01/01 to 12/31/2018		23,667	(1,230)	22,437

c)	Capital reserves and profit reserves

l – Additional paid-in capital

Additional paid-in capital corresponds to: (i) the difference between the sale price of treasury shares and the average cost of such shares, and (ii) the yield expenses recognized in accordance with the stock option plan and variable compensation.

ll – Appropriated reserves

	12/31/2020	12/31/2019	12/31/2018
Capital reserves	285	285	285
Premium on subscription of shares	284	284	284
Reserves from tax incentives, restatement of equity securities and other	1	1	1
Profit reserves	16,943	12,663	13,195
Legal (1)	12,274	11,326	9,989
Statutory (2)	16,186	3,043	(2,775)
Corporate reorganizations (Note 2.4 a IV)	(11,517)	(11,517)	(11,517)
Special profit reserves (3)	—	9,811	17,498

Total reserves at parent company	17,228	12,948	13,480

(1)	Its purpose is to ensure the integrity of capital, compensate loss or increase capital.
(2)	Its main purpose is to ensure the yield flow to shareholders.
(3)	Refers to Dividends or Interest on Capital declared after 12/31/2020, 12/31/2019 and 12/31/2018.

lll - Unappropriated reserves

Refers to balance of net income remaining after the distribution of dividends and appropriations to statutory reserves in the statutory accounts of ITAÚ UNIBANCO HOLDING.

d)	Non-controlling interests

	Stockholders’ equity		Income
	12/31/2020	12/31/2019	01/01 to 12/31/2020	01/01 to 12/31/2019
Itaú CorpBanca	9,891	11,270	(4,135)	504
Itaú CorpBanca Colômbia S.A.	491	406	(15)	(16)
Financeira Itaú CBD S.A. Crédito, Financiamento e Investimento	580	446	164	131
Luizacred S.A. Soc. Cred. Financiamento Investimento	385	295	102	20
Other	185	123	52	61

Total	11,532	12,540	(3,832)	700